Fair values of financial instruments carried at fair value - Fair value adjustments (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	£ 393	£ 437
Risk-related
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	292	350
– bid-offer
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	157	153
– uncertainty
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	61	58
– credit valuation adjustment
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	52	74
– debit valuation adjustment
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	(8)	(9)
– funding fair value adjustment
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	30	74
– other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Model-related
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	36	29
– model limitation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	36	29
– other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Inception profit (Day 1 P&L reserves)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	£ 65	£ 58